UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22648
Aspiriant Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Address of principal executive offices) (Zip code)
Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(310) 806-4000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Aspiriant Risk-Managed Taxable Bond Fund
RMTBX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$28	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Taxable Bond Fund ("Taxable Bond Fund" or the "Fund") returned 5.91% for the fiscal year ended March 31, 2025.  Over the same period, Taxable Bond Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), returned 4.88%.  Corporate high yield issues, represented by the Bloomberg U.S. Corporate High Yield Index, once again outperformed investment grade bonds with a return of 7.69% for the fiscal year ended March 31, 2025.
TOP PERFORMANCE CONTRIBUTORS
Active management proved to be beneficial in the volatility that emerged over the course of the year.  Funds like the PIMCO Income Fund and River Canyon Total Return Bond Fund each outperformed the Benchmark with approximate returns of 7.43% and 8.13%, respectively.
Investments that generally held higher yielding investments performed even better as they benefited from U.S. continued growth.  The Vanguard High-Yield Corporate Fund returned 7.20% for the fiscal year ended March 31, 2025.  The Fund's exposure to emerging market debt was also beneficial as the GMO Emerging Country Debt Fund returned approximately 10.98% for the fiscal year ended March 31, 2025.
TOP PERFORMANCE DETRACTORS
The long end of the yield curve underperformed during the year.  This was exemplified by the Vanguard Total Bond Market Index Fund which returned approximately 4.87% and the Vanguard Long-Term Treasury ETF which returned approximately 1.32%, both underperforming the Benchmark, for the one-year period ended March 31, 2025.
The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.
The Bloomberg U.S. Corporate High Yield Bond Index is an index that measures the USD-denominated, high yield, fixed-rate corporate bond market.  Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	5.91%	1.50%	2.18%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.58%
*	Commenced operations as of the close of business on March 29, 2018.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$283,466,692
Total number of portfolio holdings	11
Total advisory fees paid (net)	$235,556
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.5%
PIMCO Income Fund - Institutional Class	15.6%
DoubleLine Total Return Bond Fund - I Class	13.4%
Metropolitan West Total Return Bond Fund - Plan Class	10.1%
River Canyon Total Return Bond Fund - Institutional Class	8.9%
Vanguard Long-Term Treasury ETF	6.0%
GMO Emerging Country Debt Fund, Class VI	6.0%
TPG Twin Brook Capital Income Fund - I Class	3.3%
AG Direct Lending Fund IV Annex, LP	2.7%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.8%
Asset Allocation
Material Fund Changes
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor.  In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets.  Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets.  Effective August 1, 2024, the contractual waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of daily net assets.
This is a summary of certain changes to the Fund since April 1, 2024.  For more complete information, you may review the Fund's prospectus, which is dated August 1, 2024 at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Taxable Bond Fund
Aspiriant Risk-Managed Municipal Bond Fund
RMMBX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$34	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Municipal Bond Fund ("Municipal Bond Fund" or the "Fund") returned 2.05% for the fiscal year ended March 31, 2025.  Over the same period, the Municipal Bond Fund's benchmark, the Bloomberg Municipal Bond Index (the "Benchmark"), returned 1.22%.  High yield municipal bonds, as measured by the Bloomberg High Yield Municipal Bond Index, returned 5.59% for the one-year period ended March 31, 2025, outperforming investment grade bonds, as measured by the Benchmark, for the second straight year.
TOP PERFORMANCE CONTRIBUTORS
The Fund's sub-advisers, with higher portions of their portfolios in high yield investments, were the top performers with Nuveen Asset Management, LLC and MacKay Shields, LLC returning approximately 3.13% and 2.14%, respectively.
TOP PERFORMANCE DETRACTORS
The only underlying fund to underperform the Benchmark was the iShares National Muni Bond ETF with an approximate return of 1.01% for the fiscal year ended March 31, 2025.
The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The Bloomberg Municipal Bond Index is considered representative of the tax-exempt bond market.  It includes most investment-grade tax-exempt bonds that are issued by state and local governments.
The Bloomberg High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands).  The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	2.05%	1.88%	2.63%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.27%
*	Commenced operations as of the close of business on July 1, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,223,780,058
Total number of portfolio holdings	930
Total advisory fees paid (net)	$2,658,502
Portfolio turnover rate as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer. The interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
iShares National Muni Bond ETF	11.3%
MacKay Municipal Opportunities Fund, LP	8.1%
MacKay Municipal Credit Opportunities Fund, LP	2.5%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.4%
Shelby County Health Educational & Housing Facilities Board, AGM, 3.55%, 06/1/2042, Call 05/1/2025	0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.3%
Port of Portland Airport Revenue, 5.25%, 07/1/2049, Call 07/1/2034	0.3%
Asset Allocation
Material Fund Changes
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor.  In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets.  Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets.  Effective August 1, 2024, the contractual waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of daily net assets.
This is a summary of certain changes to the Fund since April 1, 2024.  For more complete information, you may review the Fund's prospectus, which is dated August 1, 2024 at https://aspiriantfunds.com/
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.aspiriantfunds.com. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Municipal Bond Fund

Aspiriant Defensive Allocation Fund
RMDFX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$20	0.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Defensive Allocation Fund ("Defensive Allocation Fund" or the "Fund") returned 6.55% for the one-year period ended March 31, 2025.  Over the same period, the Fund's primary benchmark, the HFRI Fund of Funds Composite Index (the "Benchmark"), returned 4.56%.  Over the same period, the Bloomberg U.S. Aggregate Bond Index returned 4.88%.
TOP PERFORMANCE CONTRIBUTORS
Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 8.43% for the one-year period ended March 31, 2025.  This category benefited from Eaton Vance Global Macro Absolute Return Advantage Fund and the iShares Gold Trust returning 9.35% and 40.14%, respectively.
Within Alternative Diversifiers, the Fund's allocations to private funds (Millennium International, Ltd. and Elliott Associates, L.P.) performed well with a blended return of 10.06% for the one-year period ended March 31, 2025.
TOP PERFORMANCE DETRACTORS
Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, returned approximately 5.25% for the one-year period ended March 31, 2025.  The performance of the Core Diversifiers was mixed as increased volatility brought on by economic uncertainty and the slower than expected pace of stimulus being provided by the U.S. Federal Reserve.  Core Diversifiers' performance varied as demonstrated by GMO Benchmark-Free Allocation Fund and JPMorgan Global Allocation Fund, returning 6.04% and 3.62%, respectively.
The Alternative Diversifiers saw performance below the Benchmark from a few underlying funds, including the GMO Equity Dislocation Investment Fund and the BlackRock Event Driven Equity Fund, returning -1.94% and 3.00%, respectively.
The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The HFRI Fund of Funds Composite Index is an index that is a global, equal-weighted index of Fund of Funds that report to HFR Database.
The Bloomberg U.S. Aggregate Bond Index is a broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Aspiriant Defensive Allocation Fund (RMDFX)	6.55%	6.46%	3.95%
HFRI Fund of Funds Composite Index	4.56%	7.15%	4.03%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.67%
*	Commenced operations as of the close of business on December 14, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/fund-performance-2/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$971,616,092
Total number of portfolio holdings	12
Total advisory fees paid (net)	$1,084,492
Portfolio turnover rate as of the end of the reporting period	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	25.1%
Wilshire Bridgewater Managed Alpha (Ireland) Fund	13.5%
JPMorgan Global Allocation Fund - Class R6	11.9%
Lazard Rathmore Alternative Fund - Class E	8.5%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	7.2%
iShares Gold Trust	6.9%
Millennium International, Ltd. - Class GG	6.7%
Elliott Associates, LP	5.6%
GMO Equity Dislocation Investment Fund - Class A	5.2%
BlackRock Event Driven Equity Fund - Institutional Shares	4.1%
Asset Allocation
Material Fund Changes
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Fund's distributor.  In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets.  Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets.  Effective August 1, 2024, the contractual waiver was adjusted to 0.08% of average net assets resulting in a net administrative services fee of 0.02% of average daily net assets.
This is a summary of certain changes to the Fund since April 1, 2024.  For more complete information, you may review the Fund's prospectus, which is dated August 1, 2024 at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Defensive Allocation Fund

Aspiriant Risk-Managed Equity Allocation Fund
Advisor class/RMEAX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$30	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aspiriant Risk-Managed Equity Allocation Fund ("Equity Allocation Fund" or the "Fund") returned 8.63% for the fiscal year ended March 31, 2025.  Over the same period, Equity Allocation Fund's benchmark, the MSCI ACWI Index, returned 7.15% and MSCI ACWI Minimum Volatility Index returned 12.95%.
TOP PERFORMANCE CONTRIBUTORS
The Fund's sub-advisers and underlying funds that have a low volatility mandate returned approximately 12.88% for the one-year period ended March 31, 2025, as low volatility and value stocks outperformed growth stocks for the first time in years.
The Fund's investments in private funds, RIEF Strategic Partners Fund LLC and Viking Global Equities LP, returned 21.43% for the one-year period ended March 31, 2025.  The increase in volatility and a pull back by the U.S. Large Cap Growth stocks that have been leading indexes higher benefited these funds.
TOP PERFORMANCE DETRACTORS
The underlying funds and sub-advisers who used quality strategies returned 6.98%, as growth stocks that make up a larger portion of the securities in these strategies did not do as well as value stocks over the past twelve months.
GMO Equity Dislocation Investment Fund returned -1.96%.
The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees.  Investors cannot invest directly in an index, although they can invest in their underlying securities.
The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets.
MSCI ACWI Minimum Volatility Index is composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	8.63%	10.92%	6.89%
MSCI ACWI Index	7.15%	15.18%	8.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/fund-performance/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,296,717,774
Total number of portfolio holdings	190
Total advisory fees paid (net)	$2,195,917
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	31.9%
RIEF Strategic Partners Fund LLC	9.5%
Schwab Fundamental Emerging Markets Equity ETF	6.1%
iShares MSCI Global Min Vol Factor ETF	5.5%
AQR Large Cap Defensive Style Fund - Class R6	4.7%
GMO Equity Dislocation Investment Fund - Class A	4.4%
Viking Global Equities LP	4.3%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.0%
iShares MSCI ACWI ETF	3.2%
Apple, Inc.	1.2%
Asset Allocation
Material Fund Changes
On December 6, 2024 (the "Effective Date"), Foreside Financial Group, LLC completed its acquisition of UMB Distribution Services, LLC, the Funds's distributor.  In connection with the acquisition, as of the Effective Date, the Fund's distributor changed its name to Distribution Services, LLC.
Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets.  Prior to August 1, 2024, the Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets.  Effective August 1, 2024, the contractual waiver was adjusted to 0.05% of average daily net assets resulting in a net administrative services fee of 0.05% of average daily net assets.
This is a summary of certain changes to the Fund since April 1, 2024.  For more complete information, you may review the Fund's prospectus, which is dated August 1, 2024 at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-997-9971 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Aspiriant Risk-Managed Equity Allocation Fund- Advisor class

(b)	Not applicable.

Item 2.  Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The registrant has included with this filing, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Michael D. Leroy is qualified to serve as the audit committee financial expert serving on its audit committee and that he is “independent,” as defined in Form N-CSR Item 3(a)(2).

(a)(3) Not applicable.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Fiscal year ended March 31, 2024	$175,200
Fiscal year ended March 31, 2025	$180,450

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and were not reported under paragraph (a) of this Item. The audit-related fees include pricing, technology, travel, and other audit-related general expenses.

Fiscal year ended March 31, 2024	$9,979
Fiscal year ended March 31, 2025	$6,850

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows. The tax services provided include review and signing of the registrant’s income and excise tax returns, and review of excise distribution calculations.

Fiscal year ended March 31, 2024	$39,570
Fiscal year ended March 31, 2025	$40,760

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended March 31, 2024	None
Fiscal year ended March 31, 2025	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the principal accountant’s fees or services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the past two fiscal years.

Fiscal year ended March 31, 2024	$46,401
Fiscal year ended March 31, 2025	$48,233

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included as part of the financial statements and other information filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Annual Financial Statements and Other Information

March 31, 2025

ASPIRIANT TRUST

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of March 31, 2025

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 85.3%
	CORE — 78.5%
4,301,256	DoubleLine Total Return Bond Fund - I Class	$38,023,106
3,371,090	Metropolitan West Total Return Bond Fund - Plan Class	28,687,977
4,115,903	PIMCO Income Fund - Institutional Class	44,040,163
2,515,305	River Canyon Total Return Bond Fund - Institutional Class	25,253,656
8,961,060	Vanguard Total Bond Market Index Fund - Institutional Class[1]	86,474,231
		222,479,133
	OPPORTUNISTIC — 6.8%
836,150	GMO Emerging Country Debt Fund, Class VI	16,932,042
424,241	Vanguard High-Yield Corporate Fund - Admiral Shares	2,299,386
		19,231,428
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $253,451,015)	241,710,561

	EXCHANGE-TRADED FUND — 6.0%
	CORE — 6.0%
297,729	Vanguard Long-Term Treasury ETF	17,152,168

	TOTAL EXCHANGE-TRADED FUND
	(Cost $17,536,252)	17,152,168

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.3%
	OPPORTUNISTIC — 3.3%
370,722	TPG Twin Brook Capital Income Fund - I Class	9,370,751

	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $9,423,940)	9,370,751

Number of Shares		Value
	PRIVATE FUND[2] — 2.7%
	OPPORTUNISTIC — 2.7%
	AG Direct Lending Fund IV Annex, LP* [3]	$7,593,714

	TOTAL PRIVATE FUND
	(Cost $4,898,436)	7,593,714

	SHORT-TERM INVESTMENT — 2.7%
7,598,429	JPMorgan Prime Money Market Fund - Institutional Shares, 4.33%[4]	7,601,468

	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,600,438)	7,601,468

	TOTAL INVESTMENTS — 100.0%
	(Cost $292,910,081)	283,428,662
	Other assets less liabilities — 0.0%[5]	38,030

	TOTAL NET ASSETS — 100.0%	$283,466,692

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2025, the aggregate fair value of these investments is $7,593,714 or 2.7% of the Fund’s net assets.
[3]	The investment was acquired on 4/8/2022. The cost is $4,898,436.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Rounds to less than 0.05%.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS — 73.4%
	ALABAMA — 2.6%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,724,627
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	378,007
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,002,087
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,005,737
500,000	3.22% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[2]	487,517
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,041,210
500,000	3.52% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	484,437
500,000	5.25%, 05/1/2055, Call 06/1/2032[1]	535,043
1,000,000	5.00%, 05/1/2055, Call 04/1/2031[1]	1,056,733
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,067,971
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,046,519
875,000	5.00%, 11/15/2037, Call 11/15/2032	911,550
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,037,508
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,125,100
1,500,000	Industrial Development Board of the City of Mobile Alabama, 3.30%, 07/15/2034[1]	1,501,974
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,396,138
	Mobile County Industrial Development Authority
1,500,000	5.00%, 06/1/2054, Call 06/20/2034[3]	1,484,617
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[3]	946,421

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALABAMA (Continued)
	Southeast Alabama Gas Supply District
$1,000,000	5.00%, 06/1/2049, Call 02/1/2032[1]	$1,048,418
2,000,000	5.00%, 08/1/2054, Call 01/1/2032[1]	2,118,607
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	788,859
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,549,185
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,579,191
1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	1,063,807
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,005,322
		31,386,585
	ARIZONA — 0.9%
	Arizona Industrial Development Authority
410,000	4.00%, 03/1/2027[4]	406,149
600,000	4.00%, 07/1/2041, Call 07/1/2026	547,684
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	822,530
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	149,321
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 3	1,619,269
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	983,292
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	669,759
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	656,123
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 05/3/2025[4]	330,348
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	988,811
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	120,898

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
	Maricopa County Pollution Control Corp.
$500,000	2.40%, 06/1/2035, Call 12/1/2031	$399,441
625,000	0.88%, 06/1/2043[1]	596,742
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,110,113
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	792,663
		11,193,143
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,669,227
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	512,322
		3,181,549
	CALIFORNIA — 6.6%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,116,948
1,000,000	Bay Area Toll Authority, 4.12% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,004,601
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	972,009
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	501,952
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,225,099
750,000	4.54% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	747,390
1,000,000	4.86% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,018,125
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,045,432
875,000	5.00%, 02/1/2055, Call 08/1/2032[1]	932,598
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	852,264
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	83,822

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Health Facilities Financing Authority
$155,000	5.00%, 08/15/2036, Call 08/15/2027	$155,869
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,658,670
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,045,131
1,000,000	California Infrastructure & Economic Development Bank, 9.50%, 01/1/2065, Call 01/1/20291 3 4	1,000,010
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 05/3/2025	905,053
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,008,531
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	49,473
850,000	5.00%, 06/1/2046, Call 06/1/2026	843,870
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	887,448
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20253 4	1,000,653
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	50,288
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	650,102
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,146,948
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	100,576
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	872,863
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 05/3/2025	1,500,423
1,000,000	5.50%, 12/1/2054, Call 05/3/2025	1,000,291
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,017,472
2,125,000	Central Valley Energy Authority, 5.00%, 12/1/2055, Call 05/1/2035[1]	2,301,535
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	200,414
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	500,271
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,001,577
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,540,760

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	$1,007,772
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,014,627
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	742,401
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,751,985
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 05/3/2025	628,273
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	841,868
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,409,699
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,384,997
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	506,184
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	323,077
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,003,322
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 04/18/2025	932,621
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	988,241
	Los Angeles Department of Water & Power
1,000,000	5.00%, 07/1/2031, Call 07/1/2028	1,047,668
625,000	5.00%, 07/1/2032, Call 01/1/2029	658,930
830,000	5.00%, 07/1/2032, Call 07/1/2029	880,648
925,000	5.00%, 07/1/2033, Call 07/1/2028	964,992
1,000,000	Los Angeles Unified School District, 4.00%, 07/1/2049, Call 01/1/2035	965,592
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	361,721
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,594,597
1,135,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,177,050

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	$979,281
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 05/3/2025	1,000,846
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	767,506
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,607,103
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,019,385
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,709,234
2,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	2,479,451
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,093,830
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	624,756
	San Francisco City & County Airport Comm-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[3]	1,024,560
1,125,000	5.25%, 05/1/2041, Call 05/1/2034[3]	1,192,717
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,468,486
1,085,000	5.50%, 05/1/2055, Call 05/1/2035[3]	1,164,382
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	332,860
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,674,720
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	343,093
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	398,941
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 05/3/2025	999,983

6

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Southern California Public Power Authority
$565,000	5.00%, 11/1/2029	$586,241
835,000	5.00%, 07/1/2031	911,796
1,390,000	5.00%, 11/1/2033	1,470,232
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,041,085
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	248,990
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,587
500,000	Yosemite Community College District, 0.00%, 08/1/2042	408,273
		80,777,071
	COLORADO — 3.8%
	Aerotropolis Regional Transportation Authority
985,000	5.00%, 12/1/2051, Call 05/3/2025	952,055
1,000,000	5.75%, 12/1/2054, Call 12/1/2029[4]	1,032,290
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 05/3/2025	432,191
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,581,873
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	586,404
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,992,963
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,078,685
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,093,534
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[3]	1,017,089
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,003,943
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	502,830
445,000	4.75%, 04/1/2030, Call 05/3/2025	445,244
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	460,173

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	$420,045
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 05/3/2025	95,213
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,035,350
500,000	4.00%, 10/1/2039, Call 05/3/2025	455,929
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	504,910
500,000	5.00%, 06/1/2036, Call 06/1/2027	520,847
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	954,479
500,000	8.00%, 08/1/2043, Call 05/3/2025[5]	318,919
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,838,040
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,000,801
750,000	4.00%, 11/15/2048, Call 05/15/2028	655,098
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,768,465
500,000	5.25%, 11/1/2052, Call 11/1/2032	518,086
2,000,000	5.00%, 05/15/2054, Call 05/15/2032	2,057,121
930,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	918,345
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 04/23/2025	463,977
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	617,591
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	500,062
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 05/3/2025	1,462,538
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	541,444
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	396,522
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	488,170

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	$1,838,654
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	773,491
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 05/3/2025	955,647
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	435,037
1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	882,468
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,071,202
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,716,713
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	127,432
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	883,047
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	576,460
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,063,964
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,013,243
		46,048,584
	CONNECTICUT — 0.4%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 05/3/2025[3]	500,126
	Connecticut State Health & Educational Facilities Authority
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,380,128
400,000	3.25%, 07/1/2042, Call 04/2/2025[1]	400,000
500,000	2.80%, 07/1/2057[1]	498,387
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,006,066

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	$1,498,793
		5,283,500
	DELAWARE — 0.2%
995,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,085,230
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,499,968
		2,585,198
	DISTRICT OF COLUMBIA — 1.3%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,062,835
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 05/3/2025	1,271,676
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,491,637
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,833,174
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	507,889
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,208,748
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,619,018
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	746,608
615,000	6.50%, 10/1/2041, Call 10/1/2026	648,563
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,920,764
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	503,602
875,000	4.00%, 10/1/2036, Call 10/1/2030	875,583
	Washington Metropolitan Area Transit Authority Dedicated Revenue
1,000,000	5.00%, 07/15/2054, Call 07/15/2034	1,036,351
750,000	5.00%, 07/15/2056, Call 07/15/2034	776,716
		15,503,164

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA — 6.0%
$1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 05/3/2025	$1,332,554
1,230,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/3/2025	1,220,930
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	89,492
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	197,685
435,000	5.35%, 07/1/2029, Call 05/3/2025	435,467
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	90,506
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 05/3/2025	500,393
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	527,195
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	543,779
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	448,805
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	465,262
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,002,356
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,013,931
500,000	County of Bay, 5.00%, 09/1/2043, Call 05/3/2025	492,134
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,084,498
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,002,463
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	931,769
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,367,781
	County of Lee Airport Revenue
750,000	5.25%, 10/1/2049, Call 10/1/2034[3]	777,949
1,000,000	5.25%, 10/1/2054, Call 10/1/2034[3]	1,029,730

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	$1,034,347
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	626,143
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[3]	3,172,845
500,000	5.00%, 10/1/2049, Call 10/1/2029[3]	500,841
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,788,522
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,324,930
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	926,535
	Call 04/1/2031
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	167,047
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	401,212
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	982,881
	Florida Development Finance Corp.
1,000,000	12.00%, 07/15/2032, Call 04/13/20251 3 4	1,060,944
750,000	6.25%, 07/1/2034, Call 05/3/2025	750,439
1,000,000	5.00%, 07/1/2041, Call 07/1/2032[3]	973,126
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	825,655
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	1,010,462
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	178,731
250,000	4.38%, 10/1/2054, Call 07/3/20311 3 4	250,319
2,000,000	8.25%, 07/1/2057, Call 04/13/20251 3 4	2,076,986
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,190,917
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	471,108

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,500,000	Florida State Board of Governors University of North Florida Dormitory Revenue, BAM, 5.00%, 11/1/2053, Call 11/1/2033	$1,548,513
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 05/3/2025	1,001,437
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/3/2025	500,059
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/3/2025[3]	1,000,438
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,709,025
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,746,166
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,010,655
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,051,834
	Lake Ashton Community Development District
20,000	5.00%, 05/1/2025	20,011
375,000	5.00%, 05/1/2037, Call 05/3/2025	375,063
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/3/2025	1,670,928
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,251,871
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	823,992
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,047,937
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	512,451
100,000	5.75%, 06/15/2042, Call 05/3/2025[4]	100,003
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,013,119
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	995,423
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	831,277

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/3/2025	$385,081
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 05/3/2025	1,000,090
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	714,474
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 05/3/2025	629,967
330,000	5.25%, 09/15/2044, Call 05/3/2025	314,772
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	691,713
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,529,792
900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[4]	882,032
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,544,569
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	97,653
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,017,245
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	136,299
445,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/3/2025	445,167
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,071,130
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	803,801
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,035,459

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	$750,355
		73,528,470
	GEORGIA — 2.3%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	254,617
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,051,613
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	926,863
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,941,393
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	412,871
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	906,675
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	509,987
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	467,306
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	861,600
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	755,443
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	983,897
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	782,379
250,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	252,122
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,497,692
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,014,711
1,000,000	5.00%, 05/15/2049	1,039,441
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,361,435

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	$1,497,421
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,039,017
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,044,793
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,117,278
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,094,960
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,061,745
1,000,000	5.00%, 12/1/2054, Call 12/1/2031[1]	1,066,073
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	768,281
200,000	5.00%, 01/1/2056, Call 01/1/2030	203,065
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,009,019
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,371,568
		28,293,265
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	231,582

	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
1,000,000	5.00%, 07/1/2048, Call 07/1/2028[3]	1,001,749
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[3]	1,036,736
		2,038,485
	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 05/3/2025	300,028
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	378,753
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	421,505
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	572,107
		1,672,393
	ILLINOIS — 7.3%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	103,113
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,035,867
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,011,334
180,000	5.00%, 04/1/2037, Call 04/1/2027	181,973
500,000	5.00%, 04/1/2038, Call 04/1/2028	508,426

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	5.25%, 12/1/2039, Call 05/3/2025	$486,404
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	995,153
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	1,974,551
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,124,985
1,000,000	5.00%, 12/1/2046, Call 05/3/2025	945,758
2,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,122,461
	Chicago O’Hare International Airport
40,000	3.88%, 01/1/2032, Call 05/3/2025	39,967
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	511,434
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	942,699
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,002,684
700,000	4.50%, 01/1/2056, Call 01/1/2031	665,825
1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,033,581
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,520,041
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,520,125
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,951,659
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,911,878
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,164,024
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	1,025,147
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	610,292
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	738,975
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,312,795
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,245,749
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,060,998

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Illinois Educational Facilities Authority
$2,000,000	4.50%, 11/1/2036, Call 05/3/2025	$1,974,804
570,000	3.90%, 11/1/2036, Call 11/1/2027	567,191
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	712,270
425,000	5.00%, 08/1/2027	438,074
500,000	5.00%, 08/1/2028, Call 08/1/2027	514,624
670,000	5.00%, 03/1/2033, Call 03/1/2027	681,209
315,000	5.00%, 02/15/2034, Call 02/15/2027	321,913
500,000	5.00%, 03/1/2034, Call 03/1/2027	507,215
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,007,423
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,348,793
225,000	5.00%, 02/15/2037, Call 08/15/2027	225,240
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,662,349
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	972,565
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	875,059
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,616,757
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,005,232
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,937,850
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,046,605
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,108,470
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	998,652
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,544,998
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,136,210
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 3 4	983,723
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 04/28/2025	3,020,781
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,055,784
625,000	5.00%, 01/1/2040, Call 07/1/2025	626,986
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,845,857
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,553,606
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,039,801

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	$1,818,696
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	970,760
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	457,105
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,368,428
530,000	5.00%, 06/15/2057, Call 12/15/2027	532,020
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,942,173
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,008,056
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	771,237
500,000	4.00%, 01/1/2038, Call 01/1/2030	491,582
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	703,082
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,028,442
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,789,195
660,000	5.00%, 03/1/2036, Call 03/1/2031	695,188
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	973,074
500,000	5.00%, 03/1/2046, Call 03/1/2031	506,990
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,003,873
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,495,857
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	586,335
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,416,066

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Will County Community High School District No. 210 Lincoln-Way, BAM
$550,000	0.00%, 01/1/2031	$439,674
250,000	0.00%, 01/1/2032	190,999
615,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 04/23/2025	566,950
		89,833,721
	INDIANA — 0.7%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	339,241
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,349,089
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	953,389
1,000,000	3.00%, 11/1/2030	950,493
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,015,632
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,033,271
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	417,241
		8,058,356
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 05/3/2025	1,521,207
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,128,439
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	692,612
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	509,167
		3,851,425
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	597,303
1,000,000	City of Wichita, 5.88%, 05/15/2050, Call 05/15/2031	992,189
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	949,126
		2,538,618

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY — 0.9%
$1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[3]	$783,642
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	200,365
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,100,779
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	1,950,409
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	780,914
885,000	Kentucky Public Energy Authority, 5.25%, 06/1/2055, Call 09/1/2029[1]	935,478
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,560,933
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,444,912
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,019,959
		10,777,391
	LOUISIANA — 1.6%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 05/3/2025	1,165,443
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,537,120
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	998,169
455,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	449,554
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,213,611
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,009,752
	Louisiana Public Facilities Authority
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,001,280
885,000	6.50%, 07/1/2036, Call 05/3/20253 4	885,318
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,410,855

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA (Continued)
$1,500,000	5.25%, 10/1/2053, Call 04/1/2033	$1,507,522
1,000,000	5.50%, 09/1/2059, Call 09/1/2034[3]	1,034,475
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[3]	2,450,571
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,040,932
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	517,943
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,501,165
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,277,347
		19,001,057
	MAINE — 0.3%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,658,275
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	937,753
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	499,579
500,000	4.00%, 07/1/2039, Call 07/1/2031	489,661
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	52,159
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 05/3/2025[3]	501,041
		4,138,468
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,551,300
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,461,448
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,022,654
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	939,349
1,290,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,365,812
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 05/3/2025	1,600,429
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,003,740

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
	Maryland Health & Higher Educational Facilities Authority
$2,700,000	5.00%, 08/15/2038, Call 04/23/2025	$2,700,090
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,000,462
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,068,016
500,000	5.00%, 07/1/2045, Call 07/1/2025	500,050
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	936,075
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	901,512
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	956,717
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	926,689
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	912,607
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	942,523
		20,789,473
	MASSACHUSETTS — 0.7%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	463,685
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	481,620
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,295
1,500,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,559,635
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,001,825
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,001,431
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,243,908
745,000	5.00%, 07/1/2054, Call 01/1/2034	764,298
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,037,500

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$195,000	4.25%, 07/1/2046, Call 07/1/2026[3]	$173,277
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 04/23/2025	943,197
		8,790,671
	MICHIGAN — 2.0%
	Great Lakes Water Authority Sewage Disposal System Revenue
1,000,000	5.00%, 07/1/2035, Call 07/1/2026	1,018,082
1,000,000	5.50%, 07/1/2052, Call 07/1/2032	1,062,924
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	423,845
	Michigan Finance Authority
200,000	5.00%, 06/1/2029, Call 05/3/2025	183,639
1,165,000	5.00%, 07/1/2031, Call 05/3/2025	1,166,373
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,003,230
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,003,155
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,315,364
1,000,000	5.00%, 07/1/2039, Call 05/3/2025	1,000,671
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,010,627
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,826,326
950,000	4.00%, 12/1/2047, Call 12/1/2031	875,417
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,010,794
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	860,818
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	948,173
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	882,616
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,038,016
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	499,549
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	965,177
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,044,824
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/3/2025	250,150

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	$930,743
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,538,521
		23,859,034
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	250,287
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	67,824
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,718,681
	Duluth Economic Development Authority
1,000,000	5.25%, 02/15/2058, Call 02/15/2028	1,013,886
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	984,843
1,000,000	Spring Lake Park Independent School District No. 16, School District Credit Program, 5.00%, 02/1/2028	1,059,876
		5,095,397
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	70,500
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	622,559
445,000	5.00%, 10/1/2047, Call 10/1/2027	422,559
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,019,990
350,000	4.00%, 11/15/2049, Call 11/15/2027	304,496
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,215,994
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,007,157
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,043,143
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/3/2025	1,402,026

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
$1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	$1,262,852
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	331,640
		8,702,916
	NEBRASKA — 0.4%
1,000,000	Central Plains Energy Project, 4.00%, 12/1/2049, Call 05/1/2025[1]	1,001,511
900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	938,290
	Omaha Public Power District
2,000,000	5.25%, 02/1/2052, Call 02/1/2032	2,106,912
750,000	5.50%, 02/1/2054, Call 08/1/2033	809,967
		4,856,680
	NEVADA — 0.8%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	243,070
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 06/15/2025	1,124,648
625,000	Clark County School District, AGM, 5.00%, 06/15/2025	627,728
	County of Clark
500,000	2.10%, 06/1/2031	430,555
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,556,841
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,023,680
750,000	4.00%, 07/1/2049, Call 07/1/2028	659,245
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,026,406
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,207,948
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	596,363
		9,496,484
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,015,487

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$459,798	4.13%, 01/20/2034	$458,708
750,000	6.89%, 04/1/2034, Call 01/1/2034[4]	777,171
1,000,000	4.17%, 01/20/2041	967,820
1,854,070	4.25%, 07/20/2041	1,789,120
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,048,325
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	220,255
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	927,767
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,062,049
		8,266,702
	NEW JERSEY — 1.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	852,113
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	956,968
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,038
500,000	5.00%, 07/1/2033, Call 07/1/2027	505,368
280,000	6.00%, 10/1/2034, Call 05/3/2025[4]	280,231
880,000	5.00%, 06/15/2036, Call 12/15/2026	912,969
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,055,276
350,000	6.30%, 10/1/2049, Call 05/3/2025[4]	350,232
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,163,101
750,000	4.25%, 07/1/2054, Call 07/1/2034	750,070
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	520,069
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	772,447
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	521,063
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,003,968

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$500,000	4.00%, 06/15/2042, Call 06/15/2032	$463,074
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,054,593
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,318,133
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,849,597
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,016,195
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	361,543
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,645,810
		22,454,858
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 05/3/2025	697,759

	NEW YORK — 6.3%
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,635,830
750,000	County of Orange, 2.38%, 06/15/2029, Call 05/3/2025	701,251
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	937,903
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	998,249
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	768,093
	Metropolitan Transportation Authority
1,000,000	5.00%, 11/15/2047, Call 05/15/2034	1,013,141
2,000,000	5.25%, 11/15/2049, Call 05/15/2034	2,067,555
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,741,438
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,674,455

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 05/3/2025	$650,124
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	515,752
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,054,955
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,625,509
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,592,565
250,000	New York City Transitional Finance Authority, 5.00%, 05/1/2050, Call 11/1/2034	260,609
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	947,510
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	934,062
415,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	420,513
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,127,046
2,000,000	5.38%, 11/15/2040, Call 04/23/2025[4]	2,005,208
730,000	3.00%, 02/15/2042, Call 02/15/2030	577,891
1,500,000	5.00%, 11/15/2044, Call 04/23/2025[4]	1,503,297
1,500,000	7.25%, 11/15/2044, Call 04/23/2025[4]	1,504,240
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	746,928
	New York Power Authority
615,000	4.00%, 11/15/2049, Call 11/15/2034	557,886
500,000	4.00%, 11/15/2054, Call 11/15/2034	448,635
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	881,402
500,000	3.00%, 07/1/2041, Call 07/1/2031	410,742
625,000	5.00%, 03/15/2047, Call 03/15/2035	656,009

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$500,000	4.00%, 07/1/2048, Call 07/1/2031	$453,693
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,593,541
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	920,182
355,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	368,074
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	998,034
2,000,000	5.00%, 03/15/2063, Call 09/15/2033	2,057,575
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,543,250
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,335,157
3,000,000	5.00%, 07/1/2046, Call 05/3/2025[3]	2,982,157
1,620,000	5.00%, 06/30/2049, Call 06/30/2031[3]	1,630,424
1,250,000	5.25%, 01/1/2050, Call 05/3/2025[3]	1,249,957
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,595,569
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,927,695
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,033,020
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[3]	1,262,676
1,315,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[3]	1,387,764
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	235,035
500,000	5.00%, 07/1/2045, Call 07/1/2025	490,022
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,241,767
	Port Authority of New York & New Jersey
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,560,293
3,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	3,057,170

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	$1,321,459
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	302,944
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	972,041
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,060,091
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,511,449
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,072,532
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,035,082
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,053,633
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	895,708
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	546,332
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	736,640
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	281,993
		77,671,757
	NORTH CAROLINA — 0.4%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,067,464
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,041,756
	North Carolina Housing Finance Agency
720,000	3.85%, 07/1/2038, Call 07/1/2027	678,945
340,000	4.00%, 07/1/2048, Call 07/1/2027	341,002
1,760,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	1,732,785

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA (Continued)
$715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	$609,076
		5,471,028
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	988,213
300,000	County of Burleigh, 4.38%, 04/15/2026	298,676
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,900,632
1,120,000	North Dakota Housing Finance Agency, 3.00%, 01/1/2052, Call 07/1/2030	1,101,726
		4,289,247
	OHIO — 1.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,765,405
435,000	City of Akron, 5.00%, 12/1/2026	440,272
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	2,000,414
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	934,684
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	711,648
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[3]	533,077
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,104,205
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,984,930
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,891,781
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 05/3/2025	495,679
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,372,304
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,363,963
985,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	964,909

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	$1,052,777
		17,616,048
	OKLAHOMA — 0.6%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,021,953
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,018,959
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,004,901
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,795,847
1,000,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,117,003
1,000,000	Oklahoma Water Resources Board, OK CERF, 4.00%, 04/1/2048, Call 04/1/2033	933,091
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	540,899
		7,432,653
	OREGON — 0.6%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	973,821
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/23/2025	1,000,267
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,357
720,000	5.00%, 10/1/2046, Call 10/1/2026	692,897
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	443,482
4,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	4,169,951
		7,326,775
	PENNSYLVANIA — 3.1%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,575,235
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,588,021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	$286,386
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 04/23/2025	95,101
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	256,202
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	199,205
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	956,011
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,879,967
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	938,621
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,013,254
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	357,366
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	913,227
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	265,363
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	670,873
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	287,841
300,000	10.00%, 12/1/20404 5	283,704
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	924,389
2,000,000	3.70%, 08/1/20451 3	1,999,755
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	920,489
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	518,025

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	$1,594,673
	Pennsylvania Higher Educational Facilities Authority
1,500,000	5.25%, 11/1/2044, Call 11/1/2034	1,593,189
1,000,000	5.50%, 11/1/2054, Call 11/1/2034	1,065,788
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,947,313
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,062,265
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,060,127
500,000	5.00%, 12/1/2041, Call 06/1/2026	504,333
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,028,576
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	939,033
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,014,323
500,000	5.25%, 12/1/2052, Call 12/1/2032	527,317
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	815,906
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	859,296
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,059,582
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	950,670
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,153
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,008,983
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	863,623
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	276,981
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 08/1/2025	1,007,098
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 04/23/2025	495,199
		37,608,463

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
$30,777	5.38%, 07/1/2025	$30,915
61,305	5.63%, 07/1/2027	63,496
1,060,310	5.63%, 07/1/2029	1,136,429
1,558,579	5.75%, 07/1/2031	1,713,583
55,548	4.00%, 07/1/2033, Call 07/1/2031	54,437
71,485	0.00%, 07/1/2033, Call 07/1/2031	49,069
49,930	4.00%, 07/1/2035, Call 07/1/2031	47,749
42,853	4.00%, 07/1/2037, Call 07/1/2031	40,551
229,812	0.00%, 11/1/2043[1]	144,207
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 05/3/2025[5]	975,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
625,000	4.33%, 07/1/2040, Call 07/1/2028	609,662
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,241,237
		9,106,335
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,539,915
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	549,953
500,000	Rhode Island Housing & Mortgage Finance Corp., GNMA, 5.00%, 04/1/2049, Call 04/1/2033	509,976
		2,599,844
	SOUTH CAROLINA — 1.0%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,037,922
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,010,019
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	530,493
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 05/3/20253 4 5	50,000
250,000	5.50%, 11/15/2044, Call 11/15/2034	257,830

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	$2,033,242
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,645,859
730,000	5.00%, 12/1/2055, Call 06/1/2025	730,151
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,019,580
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,030,657
		12,345,753
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,238,818

	TENNESSEE — 1.1%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1,000,000	5.25%, 05/1/2053, Call 05/1/2033	1,044,541
1,500,000	4.00%, 10/1/2054, Call 10/1/2034	1,382,687
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,050,350
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,077,789
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,030,320
4,300,000	Shelby County Health Educational & Housing Facilities Board, AGM, 3.55%, 06/1/2042, Call 05/1/2025[1]	4,300,000
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,506,562
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,051,891
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,026,726
		13,470,866
	TEXAS — 6.8%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	79,912

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	$1,057,012
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	316,147
1,015,000	Board of Regents of the University of Texas System, 4.00%, 08/15/2054, Call 08/15/2033	935,930
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,007,032
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,039,314
	Central Texas Turnpike System
2,310,000	5.00%, 08/15/2038, Call 08/15/2034	2,499,847
900,000	5.00%, 08/15/2042, Call 08/15/2034	948,858
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	1,029,048
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,011,546
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	519,188
1,000,000	City of Corpus Christi Utility System Revenue, 5.00%, 07/15/2049, Call 07/15/2034	1,043,895
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,344,488
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,014,683
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,262,428
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	231,747
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,006,027
	City of Houston Airport System Revenue
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	750,077
1,000,000	5.50%, 07/15/2039, Call 07/15/2034[3]	1,045,995

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	$1,388,068
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,070,909
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	910,979
1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	1,066,173
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, 02/1/2054, Call 02/1/2035	1,066,734
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[4]	931,669
1,650,000	City of Waco, 5.25%, 02/1/2054, Call 02/1/2034	1,750,996
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 05/3/2025	89,298
1,500,000	4.60%, 12/1/2049, Call 05/3/2025	1,356,713
1,000,000	Conroe Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	937,619
1,000,000	County of Harris Toll Road Revenue, 4.00%, 08/15/2045, Call 08/15/2030	936,503
1,000,000	Dallas Fort Worth International Airport, 5.00%, 11/1/2029[3]	1,059,016
1,000,000	Dallas Independent School District, PSF, 3.00%, 02/15/2028, Call 05/22/2025	999,922
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,038,925
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,270,544
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,031,246
1,000,000	Greater Texoma Utility Authority, AGM, 4.25%, 10/1/2053, Call 10/1/2032	930,598
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	2,954,745

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Harris County Flood Control District
$750,000	4.00%, 09/15/2043, Call 09/15/2033	$706,684
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	931,726
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,133,456
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	978,313
840,000	Lower Colorado River Authority, AGM, 5.00%, 05/15/2049, Call 05/15/2033	870,706
	Mission Economic Development Corp.
1,000,000	3.70%, 01/1/20261 3	999,877
500,000	4.63%, 10/1/2031, Call 04/23/20253 4	498,561
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	987,709
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 07/1/2025[5]	2,402,759
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	382,278
1,500,000	5.00%, 04/1/2046, Call 04/23/2025	1,485,487
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,215,486
750,000	North Fort Bend Water Authority, BAM, 5.00%, 12/15/2030	816,234
1,000,000	North Texas Municipal Water District Water System Revenue, 5.00%, 09/1/2032, Call 09/1/2025	1,006,513
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	497,372
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	930,126
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	942,054
1,000,000	Northwest Independent School District, PSF, 5.00%, 02/15/2049, Call 02/15/2033	1,040,482

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Port of Beaumont Navigation District
$250,000	5.00%, 01/1/2039, Call 01/1/20323 4	$252,140
1,000,000	4.00%, 01/1/2050, Call 05/3/20253 4	822,445
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,040,381
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 05/3/2025[5]	460,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	301,675
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,369,926
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,019,566
1,000,000	5.25%, 05/15/2052, Call 05/15/2032	1,050,812
750,000	Spring Independent School District, PSF, 5.00%, 08/15/2032, Call 08/15/2025	754,349
500,000	Tarrant County Cultural Education Facilities Finance Corp., 5.50%, 11/15/2047, Call 11/15/2032	541,609
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 05/3/2025	1,406,459
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	561,385
575,000	6.25%, 12/15/2026	593,446
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/1/2055, Call 07/1/2033[1]	1,063,468
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	483,886
2,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	1,985,370
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	3,981,226

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	$543,733
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,497,355
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,003,809
500,000	5.00%, 10/15/2047, Call 10/15/2032	521,675
	Town of Westlake
50,000	5.50%, 09/1/2025	50,348
175,000	6.13%, 09/1/2035, Call 09/1/2025	174,640
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	925,118
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,203,708
		83,368,183
	UTAH — 0.6%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	969,140
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 05/3/2025	1,363,773
	Intermountain Power Agency
940,000	5.00%, 07/1/2034, Call 07/1/2031	1,007,938
1,000,000	5.25%, 07/1/2045, Call 07/1/2032	1,057,706
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 06/1/2054, Call 06/1/2029[4]	492,052
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,012,460
	Utah Charter School Finance Authority
500,000	4.50%, 07/15/2027[4]	496,535
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	463,282
		6,862,886
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,017,907

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA — 0.8%
$2,090,000	Albemarle County Economic Development Authority, 3.55%, 10/1/2048, Call 04/2/2025[1]	$2,090,000
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	450,450
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,003,464
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,047,600
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025[3]	30,004
500,000	Hampton Roads Transportation Accountability Commission, 5.00%, 07/1/2054, Call 07/1/2034	525,448
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,077,179
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	454,398
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	467,158
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	510,607
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,747,349
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	986,581
		10,390,238
	WASHINGTON — 2.2%
500,000	Fircrest Properties, 5.50%, 06/1/2049, Call 06/1/2034	537,268
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,338,310
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	253,624
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,244,678

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	$1,571,341
700,000	Pierce County School District No. 10 Tacoma, School Bond Gty, 5.00%, 12/1/2048, Call 12/1/2034	741,877
	Port of Seattle
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	801,075
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,583,933
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,517,126
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,532,614
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	339,301
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	1,041,725
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,460,829
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,768,646
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,549,846
150,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 04/18/2025	145,258
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	958,393
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	511,503
500,000	5.00%, 08/1/2038, Call 08/1/2029	518,295
1,000,000	5.00%, 10/1/2041, Call 05/3/2025	1,001,918
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	954,921
1,000,000	5.00%, 07/1/2058, Call 07/1/2028	1,009,319
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,043,343
747,759	Washington State Housing Finance Commission, 4.08%, 03/20/2040[1]	695,344
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,018,479
		27,138,966
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,012,762

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA (Continued)
$150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 3 4	$153,651
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	817,724
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,039,110
		3,023,247
	WISCONSIN — 1.4%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	949,126
	Public Finance Authority
415,000	4.00%, 07/1/2027, Call 05/3/2025	412,874
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	1,987,422
535,000	5.00%, 07/1/2037, Call 05/3/2025	534,974
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,010,823
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	465,649
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	508,787
500,000	5.00%, 02/1/2042, Call 02/1/2032	506,473
1,000,000	5.00%, 07/1/2042, Call 05/3/2025[3]	979,578
165,000	6.00%, 07/15/2042, Call 04/23/2025	165,092
450,000	5.50%, 03/1/2045, Call 04/18/2025[4]	450,051
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,000,415
345,000	6.38%, 01/1/2048, Call 01/1/20284 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	508,839
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	133,468
500,000	5.00%, 06/15/2064, Call 06/15/2032	483,696
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	226
7,085	0.00%, 01/1/20474 5	206
7,034	0.00%, 01/1/20484 5	192
6,984	0.00%, 01/1/20494 5	179
6,882	0.00%, 01/1/20504 5	163
7,540	0.00%, 01/1/20514 5	169
7,490	0.00%, 01/1/20524 5	156

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,388	0.00%, 01/1/20534 5	$145
7,338	0.00%, 01/1/20544 5	135
7,237	0.00%, 01/1/20554 5	126
7,135	0.00%, 01/1/20564 5	118
7,085	0.00%, 01/1/20574 5	110
6,984	0.00%, 01/1/20584 5	102
6,933	0.00%, 01/1/20594 5	96
6,882	0.00%, 01/1/20604 5	89
6,781	0.00%, 01/1/20614 5	83
6,730	0.00%, 01/1/20624 5	78
6,629	0.00%, 01/1/20634 5	72
6,579	0.00%, 01/1/20644 5	68
6,528	0.00%, 01/1/20654 5	64
6,427	0.00%, 01/1/20664 5	58
83,706	0.00%, 01/1/20674 5	683
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	528,055
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,018,199
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,040,939
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	176,979
	Wisconsin Health & Educational Facilities Authority
200,000	3.75%, 04/1/2035, Call 04/2/2025[1]	200,000
1,000,000	4.00%, 12/1/2046, Call 12/1/2031	911,041
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	972,915
		17,103,963
	WYOMING — 0.1%
1,005,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	993,353
	TOTAL MUNICIPAL BONDS
	(Cost $920,425,317)	899,008,329

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 11.3%
1,309,357	iShares National Muni Bond ETF	$138,058,602
14,200	VanEck CEF Muni Income ETF	307,146

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $138,931,506)	138,365,748

	CLOSED-END MUTUAL FUNDS — 0.7%
10,127	BlackRock Long-Term Municipal Advantage Trust	98,131
783	BlackRock MuniAssets Fund, Inc.	8,480
2,680	BlackRock Municipal Credit Alpha Portfolio, Inc.	35,001
1,273	BlackRock Municipal Income Trust - Class USD INC	12,603
14,824	BlackRock MuniHoldings Fund, Inc.	174,034
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	15,862
4,548	BlackRock MuniHoldings Quality Fund II, Inc.	45,480
41,257	BlackRock MuniVest Fund, Inc.	289,212
10,448	BlackRock MuniYield Quality Fund II, Inc.	104,480
26,617	BlackRock MuniYield Quality Fund, Inc.	311,685
54,677	BNY Mellon Municipal Income, Inc.	392,581
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	735,277
34,014	BNY Mellon Strategic Municipals, Inc.	208,166
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	128,287
66,923	DWS Municipal Income Trust	627,738
362	Eaton Vance Municipal Bond Fund	3,609
34,009	Invesco Advantage Municipal Income Trust II	290,437
5,070	Invesco Municipal Income Opportunities Trust	30,521
26,598	Invesco Municipal Opportunity Trust	252,415
	CLOSED-END MUTUAL FUNDS (Continued)
29,760	Invesco Municipal Trust	$287,184
10,700	Invesco Quality Municipal Income Trust	103,576
20,110	Invesco Trust for Investment Grade Municipals	200,296
12,605	Invesco Value Municipal Income Trust	150,882
13,218	Neuberger Berman Municipal Fund, Inc.	137,467
21,563	Nuveen AMT-Free Municipal Credit Income Fund	266,950
21,738	Nuveen AMT-Free Quality Municipal Income Fund	243,466
20,085	Nuveen California Quality Municipal Income Fund	225,755
36,371	Nuveen Municipal Credit Income Fund	444,817
51	Nuveen New York AMT-Free Quality Municipal Income Fund	525
15,085	Nuveen Quality Municipal Income Fund	173,779
18,314	PIMCO Municipal Income Fund III	131,128
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	310,486
113,738	Pioneer Municipal High Income Fund, Inc.	1,046,390
86,507	Western Asset Managed Municipals Fund, Inc.	890,157
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $10,306,351)	8,376,857

	PRIVATE FUNDS[7] — 10.6%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	30,378,554
	MacKay Municipal Opportunities Fund, LP* [9]	99,196,736
	TOTAL PRIVATE FUNDS
	(Cost $101,655,771)	129,575,290

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.8%
26,178,822	BlackRock MuniCash - Institutional Shares, 2.87%[10]	$26,181,440
8,141,051	JPMorgan Prime Money Market Fund - Institutional Shares, 4.33%[10]	8,144,307
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,324,989)	34,325,747

	TOTAL INVESTMENTS — 98.8%
	(Cost $1,205,643,934)	1,209,651,971
	Other assets less liabilities — 1.2%	14,128,087

	TOTAL NET ASSETS — 100.0%	$1,223,780,058

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of March 31, 2025, the aggregate fair value of these investments is $51,864,428 or 4.2% of the Fund’s net assets.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2025, the aggregate fair value of these investments is $129,575,290 or 10.6% of the Fund’s net assets.
[8]	The investment was acquired on 3/1/2016. The cost is $20,752,111.
[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.

[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

See accompanying Notes to Financial Statements.

28

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 27.2%
	ALTERNATIVE DIVERSIFIERS — 27.2%
2,291,936	GMO Equity Dislocation Investment Fund - Class A1	$50,285,075
726,347	Lazard Rathmore Alternative Fund - Class E* 1 2	82,689,444
1,211,225	Wilshire Bridgewater Managed Alpha (Ireland) Fund* 1 2 3	130,861,490
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $252,513,722)	263,836,009

	OPEN-END MUTUAL FUNDS — 48.3%
	ALTERNATIVE DIVERSIFIERS — 11.3%
3,849,742	BlackRock Event Driven Equity Fund - Institutional Shares	39,074,886
6,477,497	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	70,151,287
		109,226,173
	CORE DIVERSIFIER — 11.9%
5,722,954	JPMorgan Global Allocation Fund - Class R6	115,775,355

	CORE/ALTERNATIVE DIVERSIFIER — 25.1%
9,052,451	GMO Benchmark-Free Allocation Fund - Class IV2 4	243,873,040
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $432,655,765)	468,874,568

	EXCHANGE-TRADED FUNDS — 8.4%
	ALTERNATIVE DIVERSIFIER — 6.9%
1,140,646	iShares Gold Trust*	67,252,488

	CORE DIVERSIFIER — 1.5%
254,108	iShares Core 60/40 Balanced Allocation ETF	14,628,998
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $54,612,080)	81,881,486

	PRIVATE FUNDS[5] — 12.3%
	ALTERNATIVE DIVERSIFIERS — 12.3%
	Elliott Associates, LP* [6]	54,166,612
30,603	Millennium International, Ltd. - Class GG* [7]	65,684,159
	TOTAL PRIVATE FUNDS
	(Cost $78,599,767)	119,850,771

Number of Shares		Value
	SHORT-TERM INVESTMENT — 3.4%
33,125,264	JPMorgan Prime Money Market Fund - Institutional Shares, 4.33%[8]	$33,138,514
	TOTAL SHORT-TERM INVESTMENT
	(Cost $33,134,438)	33,138,514

	TOTAL INVESTMENTS — 99.6%
	(Cost $851,515,772)	967,581,348
	Other assets less liabilities — 0.4%	4,034,744

	TOTAL NET ASSETS — 100.0%	$971,616,092

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.
[3]	The investment was acquired on 10/2/2024. The cost is $131,572,616.
[4]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2025, the aggregate fair value of these investments is $119,850,771 or 12.3% of the Fund’s net assets.
[6]	The investment was acquired on 1/2/2020. The cost is $41,558,170.
[7]	The investment was acquired on 1/1/2020. The cost is $37,041,597 or $1,210 per share.
[8]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

29

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS — 24.3%
	AUSTRIA — 0.1%
16,944	Erste Group Bank A.G.	$1,172,035

	BELGIUM — 0.2%
22,953	KBC Group N.V.	2,092,018

	BERMUDA — 0.1%
11,507	Arch Capital Group Ltd.	1,106,743

	BRAZIL — 0.0%[1]
4,831	Telefonica Brasil S.A. - ADR	42,126
5,938	TIM S.A. - ADR[2]	92,930
		135,056
	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	540,316
396	Constellation Software, Inc.	1,254,104
		1,794,420
	CAYMAN ISLANDS — 0.1%
1,059	Li Auto, Inc. - ADR* [2]	26,687
20,552	Tencent Holdings Ltd.	1,313,190
9,292	Trip.com Group Ltd. - ADR	590,785
		1,930,662
	CHINA — 0.1%
9,333	BYD Co., Ltd.	472,591
251,000	China Shenhua Energy Co., Ltd.	1,018,244
		1,490,835
	DENMARK — 0.3%
15,800	AP Moller - Maersk A/S - ADR	137,144
124	AP Moller - Maersk A/S - Class B2	215,813
6,774	DSV A/S	1,309,964
11,776	Novo Nordisk A/S - ADR[2]	817,726
20,115	Novo Nordisk A/S - Class B	1,375,430
		3,856,077
	FRANCE — 0.8%
3,379	Alstom S.A.*	74,847
15,049	Canal+ S.A.*	35,858
49,223	Dassault Systemes S.E.	1,874,054
542	L’Oreal S.A.	201,457
15,049	Louis Hachette Group*	22,697
3,193	LVMH Moet Hennessy Louis Vuitton S.E.	1,977,357
8,013	Publicis Groupe S.A.	756,016

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
20,369	Safran S.A.	$5,362,821
15,049	Vivendi S.E.	45,112
		10,350,219
	GERMANY — 0.8%
5,788	Allianz S.E.	2,215,125
7,790	Knorr-Bremse A.G.	708,928
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	752,380
1,327	Rheinmetall A.G.	1,898,835
16,462	SAP S.E.	4,410,987
		9,986,255
	GUERNSEY — 0.1%
7,861	Amdocs Ltd.	719,282

	HONG KONG — 0.0%[1]
92,000	China Merchants Port Holdings Co., Ltd.	158,188

	INDIA — 0.1%
37,275	Dr Reddy’s Laboratories Ltd. - ADR[2]	491,657
51,898	Infosys Ltd. - ADR[2]	947,139
		1,438,796
	IRELAND — 0.6%
15,198	Accenture PLC - Class A	4,742,384
3,964	Aon PLC - Class A	1,581,993
5,635	Flutter Entertainment PLC*	1,249,206
		7,573,583
	ISRAEL — 0.1%
1,563	Elbit Systems Ltd.	599,692
2,571	Nice Ltd. - ADR*	396,371
		996,063
	JAPAN — 0.6%
13,100	Aisin Corp.	143,090
4,200	Bandai Namco Holdings, Inc.	140,899
25,113	FUJIFILM Holdings Corp.	481,139
10,000	Itochu Corp.	464,229
3,425	Keyence Corp.	1,346,745
44,463	Mizuho Financial Group, Inc.	1,220,231
87,200	Nippon Steel Corp.	1,866,173
319,200	Nippon Telegraph & Telephone Corp.	308,498
170	Shin-Etsu Chemical Co., Ltd.	4,851

30

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
80,700	Sony Group Corp.	$2,041,953
2,600	Subaru Corp.	46,564
		8,064,372
	LUXEMBOURG — 0.0%[1]
622	Spotify Technology S.A.*	342,119

	NETHERLANDS — 0.3%
14,539	AerCap Holdings N.V.	1,485,449
1,934	ASML Holding N.V.	1,279,870
15,049	Havas N.V.*	21,439
18,026	Qiagen N.V.*	716,130
26,303	Stellantis N.V.[2]	294,857
		3,797,745
	NORWAY — 0.0%[1]
2,585	Yara International A.S.A.	77,978

	SINGAPORE — 0.2%
33,824	Flex Ltd.*	1,118,898
534,600	Singapore Telecommunications Ltd.	1,355,935
		2,474,833
	SOUTH KOREA — 0.0%[1]
2	POSCO Holdings, Inc. - ADR	95
1	Woori Financial Group, Inc. - ADR	33
		128
	SPAIN — 0.2%
14,833	Amadeus IT Group S.A.	1,135,956
16,450	Industria de Diseno Textil S.A.	819,076
		1,955,032
	SWEDEN — 0.1%
58,425	Volvo A.B. - B Shares*	1,714,094

	SWITZERLAND — 0.6%
5,410	Garmin Ltd.	1,174,673
10,969	Holcim A.G.	1,180,410
29,703	Nestle S.A.	3,001,685
16,006	Novartis A.G.	1,777,783
227	Zurich Insurance Group A.G.	158,448
		7,292,999
	TAIWAN — 0.8%
29,927	MediaTek, Inc.	1,289,867

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
243,417	Taiwan Semiconductor Manufacturing Co., Ltd.	$6,855,351
12,208	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,026,528
66,650	United Microelectronics Corp. - ADR[2]	476,547
		10,648,293
	TURKEY — 0.0%[1]
40,219	Turkcell Iletisim Hizmetleri AS - ADR	250,162

	UNITED KINGDOM — 1.8%
12,821	AstraZeneca PLC	1,882,698
1	AstraZeneca PLC - ADR	73
52,009	British American Tobacco PLC	2,133,637
123,283	Compass Group PLC	4,077,746
50,312	Diageo PLC	1,314,786
1,026,605	Haleon PLC	5,184,569
8,783	London Stock Exchange Group PLC	1,304,515
51,992	Prudential PLC	561,047
44,125	Shell PLC	1,606,164
92,402	Unilever PLC	5,513,357
23,896	Vodafone Group PLC - ADR	223,905
		23,802,497
	UNITED STATES — 16.2%
43,096	Abbott Laboratories	5,716,684
7,272	Adtalem Global Education, Inc.*	731,854
10,854	Aflac, Inc.	1,206,856
49,816	Alphabet, Inc. - Class A	7,703,546
15,962	Alphabet, Inc. - Class C	2,493,743
37,434	Amazon.com, Inc.*	7,122,193
4,007	American Express Co.	1,078,083
7,108	American Tower Corp. - REIT	1,546,701
68,331	Apple, Inc.	15,178,365
3,912	Ares Management Corp. - Class A	573,538
417	Atmos Energy Corp.[2]	64,460
1,608	Bio-Rad Laboratories, Inc. - Class A* [2]	391,644
10,588	Boston Scientific Corp.*	1,068,117
10,335	Broadcom, Inc.	1,730,389
2,863	Casey’s General Stores, Inc.	1,242,657
7,717	Cencora, Inc.	2,146,021
1,635	Chemed Corp.	1,006,048
5,174	Church & Dwight Co., Inc.	569,606

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,889	Cigna Group	$2,595,481
11,399	Cisco Systems, Inc.	703,432
595	Civitas Resources, Inc.	20,760
5,859	CNX Resources Corp.* [2]	184,441
63,019	Coca-Cola Co.	4,513,421
14,262	Constellation Brands, Inc. - Class A	2,617,362
3,020	Constellation Energy Corp.	608,923
3,376	Corpay, Inc.*	1,177,279
1,551	Costco Wholesale Corp.	1,466,905
5,033	Devon Energy Corp.	188,234
5,636	Dolby Laboratories, Inc. - Class A	452,627
883	DT Midstream, Inc.	85,192
13,525	Elevance Health, Inc.	5,882,834
7,077	Eli Lilly & Co.	5,844,965
1,768	Equinix, Inc. - REIT	1,441,539
23,446	Equitable Holdings, Inc.	1,221,302
2,810	Exelixis, Inc.*	103,745
4,786	Expeditors International of Washington, Inc.	575,517
7,050	GoDaddy, Inc.*	1,269,987
10,166	Hilton Worldwide Holdings, Inc.	2,313,273
146	Home Depot, Inc.	53,508
12	Humana, Inc.	3,175
5,834	Intuitive Surgical, Inc.*	2,889,405
9,647	Jabil, Inc.	1,312,667
33,916	Johnson & Johnson	5,624,629
5,620	KKR & Co., Inc.	649,728
2,777	KLA Corp.	1,887,805
47,508	Lam Research Corp.	3,453,832
2,653	Lancaster Colony Corp.	464,275
3,313	Marriott International, Inc. - Class A	789,157
4,367	Mastercard, Inc. - Class A	2,393,640
561	Matador Resources Co.	28,662
842	McCormick & Co., Inc.	69,305
566	McDonald’s Corp.	176,801
1,926	McKesson Corp.	1,296,179
36,925	Merck & Co., Inc.	3,314,388
12,717	Meta Platforms, Inc. - Class A	7,329,570
39,750	Microsoft Corp.	14,921,753
750	Monster Beverage Corp.*	43,890
2,548	Motorola Solutions, Inc.	1,115,540

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,543	Netflix, Inc.*	$1,438,894
35,602	NVIDIA Corp.	3,858,545
38	NVR, Inc.*	275,287
14,227	ONEOK, Inc.	1,411,603
32,045	Oracle Corp.	4,480,211
1,158	O’Reilly Automotive, Inc.*	1,658,928
29,731	Otis Worldwide Corp.	3,068,239
12,144	Ovintiv, Inc.	519,763
11,010	Philip Morris International, Inc.	1,747,617
5,113	Procter & Gamble Co.	871,357
10,720	Quest Diagnostics, Inc.	1,813,824
5,342	Republic Services, Inc.	1,293,619
3,545	Royal Gold, Inc.	579,643
2,257	S&P Global, Inc.	1,146,782
14,265	Salesforce, Inc.	3,828,155
49	Seaboard Corp.	132,159
8,317	Starbucks Corp.	815,815
2,385	Stryker Corp.	887,816
2,249	Synopsys, Inc.*	964,484
6,898	Targa Resources Corp.	1,382,842
24,517	Texas Instruments, Inc.	4,405,705
7,928	Thermo Fisher Scientific, Inc.	3,944,973
20,314	TJX Cos., Inc.	2,474,245
5,323	T-Mobile US, Inc.	1,419,697
8,293	Tradeweb Markets, Inc. - Class A	1,231,179
82,583	U.S. Bancorp	3,486,654
22,859	U.S. Foods Holding Corp.*	1,496,350
24,490	Uber Technologies, Inc.*	1,784,341
2,303	United Therapeutics Corp.*	709,946
16,055	UnitedHealth Group, Inc.	8,408,806
20,376	Visa, Inc. - Class A2	7,140,973
21,235	Walmart, Inc.	1,864,221
62,112	Wells Fargo & Co.	4,459,020
12,114	Welltower, Inc. - REIT[2]	1,855,986
13,974	Werner Enterprises, Inc.	409,438
		209,922,750
	TOTAL COMMON STOCKS
	(Cost $222,068,348)	315,143,234

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 14.8%
360,160	iShares MSCI ACWI ETF	$41,919,022
612,100	iShares MSCI Global Min Vol Factor ETF[2]	71,230,077
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[2]	78,851,419
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $156,678,184)	192,000,518

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.4%
2,619,013	GMO Equity Dislocation Investment Fund - Class A3	57,461,142
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $54,528,031)	57,461,142

	OPEN-END MUTUAL FUNDS — 40.6%
2,896,301	AQR Large Cap Defensive Style Fund - Class R6	61,169,868
2,553,955	Baillie Gifford Emerging Markets Equities Fund - Class K	51,257,883
12,827,077	GMO Quality Fund - Class VI4 5	414,058,048
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $391,751,848)	526,485,799

	PRIVATE FUNDS[6] — 13.8%
	RIEF Strategic Partners Fund LLC* [7]	123,723,125
	Viking Global Equities LP* [8]	55,000,349
	TOTAL PRIVATE FUNDS
	(Cost $119,015,336)	178,723,474

	SHORT-TERM INVESTMENTS — 2.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.2%
	Collateral Investments	2,868,065

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET FUNDS — 2.1%
26,873,463	JPMorgan Prime Money Market Fund - Institutional Shares, 4.33%[9]	$26,884,213
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,744,044)	29,752,278

	TOTAL INVESTMENTS — 100.2%
	(Cost $973,785,791)	1,299,566,445
	Liabilities in excess of other assets — (0.2)%	(2,848,671)

	TOTAL NET ASSETS — 100.0%	$1,296,717,774

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $10,493,448.
[3]	Domiciled in Ireland.
[4]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
[5]	The Fund primarily invests in global equities.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of March 31, 2025, the aggregate fair value of these investments is $178,723,474 or 13.8% of the Fund’s net assets.
[7]	The investment was acquired on 7/2/2018. The cost is $69,015,336.
[8]	The investment was acquired on 12/1/2023. The cost is $50,000,000.
[9]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

33

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of March 31, 2025

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $292,910,081, $1,205,643,934, $416,961,439 and $973,785,791, respectively)	$283,428,662	$1,209,651,971	$510,157,374	$1,299,566,445	[1]
Affiliated investments, at value (cost $0, $0, $434,554,333 and $0, respectively)	—	—	457,423,974	—
Cash	—	1,000,646	—	—
Foreign currency, at value (cost $0, $0, $0 and $107,061, respectively)	—	—	—	109,378
Receivables:
Investments sold	—	1,147,092	3,457,061	177,500
Fund shares sold	86,355	24,870	103,970	118,755
Dividends and interest	47,456	12,784,370	809,584	1,016,981
Other receivables	—	—	—	3,987
Other prepaid expenses	27,206	18,500	23,707	20,081
Total assets	283,589,679	1,224,627,449	971,975,670	1,301,013,127

LIABILITIES:
Payables:
Securities lending collateral (see Note 2)	—	—	—	2,868,065
Fund shares redeemed	9,000	390,500	119,767	894,487
Due to Adviser	19,322	221,070	82,097	175,237
Accrued Trustees’ fees	18,063	18,063	18,063	18,063
Accrued fund accounting fees	10,818	69,537	36,443	58,250
Accrued administrative servicing fees	9,653	41,740	16,305	55,135
Accrued fund administration fees	8,492	36,011	28,115	38,318
Accrued transfer agent fees and expenses	4,824	4,784	4,934	4,944
Accrued Chief Compliance Officer fees	1,583	1,583	1,583	1,583
Accrued custody fees	900	6,200	1,600	10,700
Due to Custodian	—	—	—	105,600
Accrued other expenses	40,332	57,903	50,671	64,971
Total liabilities	122,987	847,391	359,578	4,295,353
Commitments and contingencies (see Note 2)

NET ASSETS	$283,466,692	$1,223,780,058	$971,616,092	$1,296,717,774

[1]	Includes 10,493,448 of securities on loan to unaffiliated broker-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

34

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of March 31, 2025

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$312,667,563	$1,297,325,140	$919,605,497	$895,016,002
Total distributable earnings (losses)	(29,200,871)	(73,545,082)	52,010,595	401,701,772
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$283,466,692	$1,223,780,058	$971,616,092	$1,296,717,774

SHARES ISSUED AND OUTSTANDING	33,419,702	132,689,010	89,272,460	82,419,449	^
NET ASSET VALUE PER SHARE	$8.48	$9.22	$10.88	$15.73	^

^    Advisor Shares

See accompanying Notes to Financial Statements.

35

ASPIRIANT TRUST

Statements of Operations

As of March 31, 2025

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $194,872, respectively)	$13,836,649	$4,701,506	$7,184,707	$18,101,521
Dividends from affiliated investments	—	—	13,960,185	742,515
Interest income from unaffiliated investments	933,738	39,509,150	1,844,422	2,150,626
Net securities lending income	—	—	—	56,269
Total investment income	14,770,387	44,210,656	22,989,314	21,050,931

EXPENSES:
Advisory fees	736,114	3,418,074	1,084,492	3,293,879
Administrative services fees	294,446	1,265,953	1,084,492	1,372,449
Fund accounting fees	79,564	444,631	237,264	367,082
Trustees’ fees and expenses	75,437	75,437	75,437	75,437
Fund administration fees	60,678	252,455	216,577	273,424
Legal fees	50,997	60,644	51,742	57,998
Audit and tax fees	41,879	55,011	42,412	86,570
Registration fees	30,968	64,952	28,421	23,150
Transfer agent fees and expenses	29,528	29,276	30,294	30,305
Chief Compliance Officer fees	19,000	19,000	19,000	19,000
Shareholder reporting fees	12,032	12,931	17,403	16,628
Insurance fees	11,744	11,744	11,744	11,744
Regulatory services	10,300	13,300	10,300	11,400
Custody fees	6,075	39,526	9,161	60,125
Other expenses	15,065	17,916	36,670	19,931
Total expenses	1,473,827	5,780,850	2,955,409	5,719,122
Less: Advisory fees waived	(500,558)	(759,572)	—	(1,097,962)
Less: Administrative services fees waived	(186,231)	(801,531)	(906,387)	(732,310)
Net expenses	787,038	4,219,747	2,049,022	3,888,850
Net investment income	13,983,349	39,990,909	20,940,292	17,162,081

36

ASPIRIANT TRUST

Statements of Operations (Continued)

As of March 31, 2025

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(5,842,731)	$1,661,851	$21,333,444	$61,905,953
Affiliated investments	—	—	(7,495,489)	166,801
Foreign currency translations	—	—	—	(22,537)
Futures contracts	—	32,725	—	—
Capital gain distributions from unaffiliated investments	—	1,093	263,020	31,060,064
Total net realized gain (loss)	(5,842,731)	1,695,669	14,100,975	93,110,281
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,979,325	(14,990,293)	16,867,404	8,653,394
Affiliated investments	—	—	14,661,690	(3,944,151)
Foreign currency translations	—	—	—	14,364
Total net change in unrealized appreciation (depreciation)	8,979,325	(14,990,293)	31,529,094	4,723,607
Net realized and unrealized gain (loss)	3,136,594	(13,294,624)	45,630,069	97,833,888
Net Increase in Net Assets from Operations	$17,119,943	$26,696,285	$66,570,361	$114,995,969

See accompanying Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$13,983,349	$10,951,012	$39,990,909	$33,964,557
Net realized gain (loss) on investments	(5,842,731)	(6,927,817)	1,695,669	(3,884,350)
Net change in unrealized appreciation (depreciation) on investments	8,979,325	7,262,587	(14,990,293)	14,413,637
Change in net assets resulting from operations	17,119,943	11,285,782	26,696,285	44,493,844

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(17,015,787)	(11,800,165)	(45,854,565)	(40,417,767)

CAPITAL SHARE TRANSACTIONS:
Shares sold	85,420,106	110,316,291	202,854,387	495,508,284
Shares issued for reinvestment of distributions	15,807,129	11,092,153	43,810,306	38,588,320
Shares redeemed	(87,185,830)	(48,122,053)	(236,481,823)	(328,311,608)
Change in net assets resulting from capital stock transactions	14,041,405	73,286,391	10,182,870	205,784,996

Change in net assets	$14,145,561	$72,772,008	$(8,975,410)	$209,861,073

NET ASSETS:
Beginning of year	269,321,131	196,549,123	1,232,755,468	1,022,894,395
End of year	$283,466,692	$269,321,131	$1,223,780,058	$1,232,755,468

TRANSACTIONS IN SHARES:
Shares sold	10,026,347	13,060,590	21,610,703	53,679,336
Shares issued for reinvestment of distributions	1,871,462	1,318,576	4,696,665	4,181,603
Shares redeemed	(10,215,070)	(5,732,461)	(25,169,324)	(36,023,103)
Change in shares outstanding	1,682,739	8,646,705	1,138,044	21,837,836

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2024
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$20,940,292	$31,284,133	$17,162,081	$23,114,877
Net realized gain (loss) on investments and foreign currency	14,100,975	13,974,431	93,110,281	77,151,213
Net change in unrealized appreciation (depreciation) on investments and foreign currency	31,529,094	79,786,090	4,723,607	152,495,401
Change in net assets resulting from operations	66,570,361	125,044,654	114,995,969	252,761,491

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(46,125,654)	(48,454,401)	(97,492,284)	(74,826,037)

CAPITAL SHARE TRANSACTIONS:
Shares sold	56,485,255	104,876,200	71,846,245	86,673,060
Shares issued for reinvestment of distributions	43,709,750	46,173,138	89,506,726	69,284,503
Shares redeemed	(394,611,946)	(321,570,706)	(273,870,417)	(394,902,465)
Change in net assets resulting from capital stock transactions	(294,416,941)	(170,521,368)	(112,517,446)	(238,944,902)

Change in net assets	$(273,972,234)	$(93,931,115)	$(95,013,761)	$(61,009,448)

NET ASSETS:
Beginning of year	1,245,588,326	1,339,519,441	1,391,731,535	1,452,740,983
End of year	$971,616,092	$1,245,588,326	$1,296,717,774	$1,391,731,535

TRANSACTIONS IN SHARES^:
Shares sold	5,252,366	10,182,015	4,494,463	5,980,977
Shares issued for reinvestment of distributions	4,194,794	4,495,924	5,737,611	4,821,469
Shares redeemed	(36,689,061)	(31,029,812)	(17,139,301)	(27,048,514)
Change in shares outstanding	(27,241,901)	(16,351,873)	(6,907,227)	(16,246,068)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

39

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$8.49	$8.51	$9.27	$10.06	$10.13

Income from Investment Operations:
Net investment income	0.41	0.42	0.40	0.25	0.26
Net realized and unrealized gain (loss) on investments	0.08	0.01	(0.77)	(0.61)	0.21
Total from investment operations	0.49	0.43	(0.37)	(0.36)	0.47

Less Distributions:
From net investment income	(0.50)	(0.45)	(0.39)	(0.22)	(0.47)
From net realized gain	—	—	(0.00)[1]	(0.21)	(0.07)
Total distributions	(0.50)	(0.45)	(0.39)	(0.43)	(0.54)

Net assets value, end of period	$8.48	$8.49	$8.51	$9.27	$10.06

Total return	5.91%	5.15%	(3.89)%	(3.76)%	4.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$283,467	$269,321	$196,549	$205,520	$213,549
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[2]	0.50%	0.54%	0.56%	0.52%	0.50%
Expense waiver[2]	(0.23)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total expenses after expense waiver[2]	0.27%	0.30%	0.32%	0.28%	0.26%
Net investment income[2]	4.75%	5.03%	4.60%	2.52%	2.35%
Portfolio turnover rate	15%	14%	19%	24%	20%

[1]	Rounds to less than 0.005.

[2]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$9.37	$9.32	$9.76	$10.46	$10.11

Income from Investment Operations:
Net investment income	0.30	0.37	0.25	0.26	0.20
Net realized and unrealized gain (loss) on investments	(0.11)	0.02	(0.35)	(0.55)	0.51
Total from investment operations	0.19	0.39	(0.10)	(0.29)	0.71

Less Distributions:
From net investment income	(0.34)	(0.34)	(0.33)	(0.35)	(0.36)
From net realized gain	—	—	(0.01)	(0.06)	—
Total distributions	(0.34)	(0.34)	(0.34)	(0.41)	(0.36)

Net assets value, end of period	$9.22	$9.37	$9.32	$9.76	$10.46

Total return	2.05%	4.30%	(0.88)%	(2.87)%	7.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,223,780	$1,232,755	$1,022,894	$1,140,093	$1,171,205
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[1]	0.46%	0.48%	0.47%	0.45%	0.45%
Expense waiver[1]	(0.12)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total expenses after expense waiver[1]	0.34%	0.35%	0.34%	0.32%	0.32%
Net investment income[1]	3.16%	3.15%	2.84%	2.32%	2.40%
Portfolio turnover rate	23%	21%	49%	11%	16%

[1]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

41

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$10.69	$10.08	$10.55	$10.87	$9.38

Income from Investment Operations:
Net investment income	0.13	0.21	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.55	0.78	(0.55)	0.04	1.59
Total from investment operations	0.68	0.99	(0.39)	0.25	1.74

Less Distributions:
From net investment income	(0.49)	(0.38)	(0.08)	(0.57)	(0.25)
From return of capital	—	—	—	(0.00)[1]	—
Total distributions	(0.49)	(0.38)	(0.08)	(0.57)	(0.25)

Net assets value, end of period	$10.88	$10.69	$10.08	$10.55	$10.87

Total return	6.55%	9.97%	(3.71)%	2.27%	18.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$971,616	$1,245,588	$1,339,519	$1,536,383	$1,444,928
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[2]	0.27%	0.27%	0.27%	0.26%	0.27%
Expense waiver[2]	(0.08)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total expenses after expense waiver[2]	0.19%	0.18%	0.18%	0.17%	0.18%
Net investment income[2]	1.93%	2.35%	1.84%	1.32%	1.36%
Portfolio turnover rate	5%	3%	21%	20%	4%

[1]	Rounds to less than 0.005.
[2]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$15.58	$13.76	$14.58	$14.35	$11.30

Income from Investment Operations:
Net investment income	0.20	0.22	0.22	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.13	2.37	(0.75)	0.44	3.11
Total from investment operations	1.33	2.59	(0.53)	0.62	3.28

Less Distributions:
From net investment income	(0.24)	(0.47)	(0.14)	(0.37)	(0.10)
From net realized gain	(0.94)	(0.30)	(0.15)	(0.02)	(0.13)
Total distributions	(1.18)	(0.77)	(0.29)	(0.39)	(0.23)

Net assets value, end of period	$15.73	$15.58	$13.76	$14.58	$14.35

Total return	8.63%	19.29%	(3.58)%	4.10%	29.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,296,718	$1,391,732	$1,452,741	$1,729,996	$1,628,317
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[1]	0.42%	0.42%	0.42%	0.41%	0.42%
Expense waiver[1]	(0.13)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total expenses after expense waiver[1]	0.29%	0.28%	0.28%	0.27%	0.28%
Net investment income[1]	1.25%	1.61%	1.62%	1.18%	1.34%
Portfolio turnover rate	19%	15%	36%	24%	47%

[1]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

See accompanying Notes to Financial Statements.

43

ASPIRIANT TRUST

Notes to Financial Statements

March 31, 2025

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund, which is classified as a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a

44

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

1.	ORGANIZATION (Continued)

limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Segment Reporting

Each Fund operates as a single operating and reporting segment. Each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by certain officers of the Trust, acting as the Chief Operating Decision Maker (the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

(b)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

45

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Securities Valuations (Continued)

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

Investments in private companies are typically valued using a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services.

Valuations of private funds and private companies (together, “private investments”) are subject to estimates. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuations of private investments are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private investments do not provide a value.

46

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under ASC 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Taxable Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$222,479,133	$—	$—	$—	$222,479,133
Opportunistic	19,231,428	—	—	—	19,231,428
Exchange Traded Fund:
Core	17,152,168	—	—	—	17,152,168
Non-Traded Business Development Company:
Opportunistic	—	—	—	9,370,751	9,370,751
Private Fund:
Opportunistic	—	—	—	7,593,714	7,593,714
Short-Term Investment	7,601,468	—	—	—	7,601,468
Total Investments	$266,464,197	$—	$—	$16,964,465	$283,428,662

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

There were no transfers into or out of level 3 for the Taxable Bond Fund during the year ended March 31, 2025.

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of March 31, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Non-Traded Business Development Company Private Credit (a)	$9,370,751	N/A	Indefinite	Quarterly	N/A	Subject to quarterly tender offer terms; 5% fund-level gate.

Private Fund - Private Credit (a)	7,593,714	500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$16,964,465	$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$899,008,329	$—	$—	$899,008,329
Exchange-Traded Funds	138,365,748	—	—	—	138,365,748
Closed-End Mutual Funds	8,376,857	—	—	—	8,376,857
Private Investments:
Private Funds	—	—	—	129,575,290	129,575,290
Short-Term Investments	34,325,747	—	—	—	34,325,747
Total Investments	$181,068,352	$899,008,329	$—	$129,575,290	$1,209,651,971

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning Balance April 1, 2024	Transfers in or out of Level 3	Purchases or Conversions	Sales or Conversions	Net Realized Gain (Loss)	Return of Capital	Change in net Unrealized Appreciation (Depreciation)	Ending Balance March 31, 2025
Private Company	$2,055,081	$—	$—	$(1,855,974)	$890,844	$—	$(1,089,951)	$—

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of March 31, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$129,575,290	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$129,575,290	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of March 31, 2025:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	8.1%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$132,974,519	$—	$—	$130,861,490	$263,836,009
Open-End Mutual Funds:
Alternative Diversifiers	109,226,173	—	—	—	109,226,173
Core Diversifier	115,775,355	—	—	—	115,775,355
Core/Alternative Diversifier	243,873,040	—	—	—	243,873,040
Exchange-Traded Funds:
Alternative Diversifier	67,252,488	—	—	—	67,252,488
Core Diversifier	14,628,998	—	—	—	14,628,998
Private Funds:
Alternative Diversifiers	—	—	—	119,850,771	119,850,771
Short-Term Investment	33,138,514	—	—	—	33,138,514
Total Investments	$716,869,087	$—	$—	$250,712,261	$967,581,348

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the year ended March 31, 2025.

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of March 31, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Fund –
Multi-Strategy (a)	$130,861,490	N/A	Indefinite	Weekly	3 business days	N/A

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Multi-Strategy (a)	$119,850,771	N/A	Indefinite	Quarterly- Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate; 2) 5%-12.5% investor-level gate per cycle.
	$250,712,261	N/A

(a)	This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of March 31, 2025:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Wilshire Bridgewater Managed Alpha (Ireland) Fund	13.5%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Funds–
Elliott Associates, LP	5.6%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Semi-annually	1) 20% fund-level gate; 2) 12.5% investor-level gate per cycle.
Millennium International, Ltd. - Class GG	6.8%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Quarterly	5% investor-level gate per cycle.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Austria	$—	$1,172,035	$—	$—	$1,172,035
Belgium	—	2,092,018	—	—	2,092,018
Bermuda	1,106,743	—	—	—	1,106,743
Brazil	135,056	—	—	—	135,056
Canada	1,794,420	—	—	—	1,794,420
Cayman Islands	617,472	1,313,190	—	—	1,930,662
China	—	1,490,835	—	—	1,490,835
Denmark	954,870	2,901,207	—	—	3,856,077
France	—	10,350,219	—	—	10,350,219
Germany	—	9,986,255	—	—	9,986,255
Guernsey	719,282	—	—	—	719,282
Hong Kong	—	158,188	—	—	158,188
India	1,438,796	—	—	—	1,438,796
Ireland	6,324,377	1,249,206	—	—	7,573,583
Israel	996,063	—	—	—	996,063
Japan	—	8,064,372	—	—	8,064,372
Luxembourg	342,119	—	—	—	342,119
Netherlands	1,780,306	2,017,439	—	—	3,797,745
Norway	—	77,978	—	—	77,978
Singapore	1,118,898	1,355,935	—	—	2,474,833
South Korea	128	—	—	—	128
Spain	—	1,955,032	—	—	1,955,032
Sweden	—	1,714,094	—	—	1,714,094
Switzerland	1,174,673	6,118,326	—	—	7,292,999
Taiwan	2,503,075	8,145,218	—	—	10,648,293
Turkey	250,162	—	—	—	250,162
United Kingdom	223,978	23,578,519	—	—	23,802,497
United States	209,922,750	—	—	—	209,922,750
Exchange-Traded Funds	192,000,518	—	—	—	192,000,518
Foreign Collective Investment Fund	57,461,142	—	—	—	57,461,142
Open-End Mutual Funds	526,485,799	—	—	—	526,485,799
Private Funds	—	—	—	178,723,474	178,723,474
Short-Term Investments	29,552,270	200,008	—	—	29,752,278
Total Investments	$1,036,902,897	$83,940,074	$—	$178,723,474	$1,299,566,445

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

There were no transfers into or out of level 3 for the Equity Allocation Fund during the year ended March 31, 2025.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of March 31, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds -
Long/Short Equity (a)	$178,723,474	N/A	Indefinite	Monthly	45 Days - 2 Months	1) 0%-20% fund-level gate. 2) N/A- 12 month lock-up.
	$178,723,474	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of March 31, 2025:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	9.5%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2025.

ii.	Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the year ended March 31, 2025, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending (Continued)

appropriately collateralized at March 31, 2025. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of March 31, 2025:

Description	Par	Value
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.25%, 4/1/2025*	$400,000	$400,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Class, 4.26%, 4/1/2025*	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%, 4/1/2025*	400,000	400,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 4.27%, 4/1/2025*	300,000	300,000
BlackRock Liquidity FedFund, Institutional Class, 4.23%, 4/1/2025*	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Class, 4.29%, 4/1/2025*	268,057	268,057
Allspring Government Money Market Fund, Select Class, 4.27%, 4/1/2025*	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.21%, 4/1/2025*	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.27%, 4/1/2025*	200,000	200,000
Repurchase Agreement with Societe Generale, 4.38%, 4/1/2025* #	123,459	123,459
Repurchase Agreement with The Bank of Nova Scotia, Toronto, 4.47%, 4/1/2025* #	76,549	76,549
Total	$2,868,065	$2,868,065

*	The rate shown is the annualized 7-day subsidized yield as of March 31, 2025.

#	The repurchase agreements are collateralized by Equity and U.S. Treasury Securities in the amount of $211,427.

As of March 31, 2025, the Equity Allocation Fund held Non-Cash Collateral in the amount of $7,939,580 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended March 31, 2025, the Equity Allocation Fund paid $24,613 to JPM from securities lending revenue.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Derivatives (Continued)

between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(l)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the year ended March 31, 2025, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m)	Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(n)	Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2025. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2025, the Adviser waived $500,558 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2025, the Adviser waived $186,231 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2025. The advisory fee waiver is not subject to recoupment. For the year ended March 31, 2025, the Adviser waived $759,572 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective August 1, 2024, the contractual

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2025, the Adviser waived $801,531 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.08% of average daily net assets resulting in a net administrative services fee of 0.02% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2025, the Adviser waived $906,387 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2025. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2025, the Adviser waived $1,097,962 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.05% of average daily net assets resulting in a net administrative services fee of 0.05% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2025, the Adviser waived $732,310 under the Administration Agreement.

(b)	Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC, Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

59

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2024, the annual retainer is $90,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$77,070,632	$40,898,665	$—	$—
Municipal Bond Fund	38,745,872	20,067,442	284,490,004	259,984,963
Defensive Allocation Fund	52,892,155	335,113,229	—	—
Equity Allocation Fund	246,587,881	367,121,574	—	—

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of March 31, 2025, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the year ended March 31, 2025) is shown below:

Investment	Shares 3/31/2024	Shares 3/31/2025	Fair Value 3/31/2024	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 3/31/25	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	14,682,683	9,052,451	$392,468,113	$—	$(150,000,000)	$(4,152,225)	$5,557,152	$243,873,040	$13,215,400
GMO Equity Dislocation Investment Fund - Class A (1)	4,019,679	—	90,804,536	744,785	(87,285,074)	(77,246)	(4,187,001)	—	744,785
Lazard Rathmore Alternative Fund - Class E (2)	—	726,347	—	78,957,452	(1,999,950)	161,366	5,570,576	82,689,444	—
Wilshire Bridgewater Managed Alpha (Ireland) Fund (3)	1,698,208	1,211,225	150,567,911	—	(24,000,000)	(3,427,384)	7,720,963	130,861,490	—
Total Defensive Allocation Affiliated Investments			$633,840,560	$79,702,237	$(263,285,024)	$(7,495,489)	$14,661,690	$457,423,974	$13,960,185
Equity Allocation Fund
GMO Equity Dislocation Investment Fund - Class A (1)	4,006,019	—	$90,495,978	$742,515	$(87,461,143)	$166,801	$(3,944,151)	$—	$742,515
Total Equity Allocation Affiliated Investments			$90,495,978	$742,515	$(87,461,143)	$166,801	$(3,944,151)	$—	$742,515

(1)	Affiliated security as of March 31, 2024, but no longer meeting the definition to be considered an affiliated investment. The Proceeds From Sales or Other Dispositions column includes prior period affiliated holdings that are no longer affiliated as of year-end. The security is held in the portfolio, see the Schedule of Investments for current value.

(2)	Security was held in the portfolio as of March 31, 2024, but did not meet the definition of an affiliated investment. The Purchases column includes prior period holdings that became affiliated during the fiscal year.

(3)	Wilshire Bridgewater Managed Alpha (Ireland) Fund was previously known as Managed Fund/Bridgewater Fund Limited prior to its reorganization on 10/2/2024.

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the year ended March 31, 2025 was $(826,175), which is indicative of the volume of activity during the year. The effects of these derivative instruments on the Municipal Bond Fund’s financial performance by risk category during the year ended March 31, 2025 are reflected in the Statement of Operations and are presented in the table below. The Municipal Bond Fund did not hold any derivative instruments as of March 31, 2025.

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$32,725	$0

7.	FEDERAL TAX INFORMATION

At March 31, 2025, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Aspiriant Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
Cost of investments	$295,581,710	$1,250,081,599	$904,469,736	$966,642,869

Gross unrealized appreciation	$3,703,893	$8,025,216	$71,980,218	$354,654,790
Gross unrealized depreciation	(15,856,941)	(48,454,844)	(8,868,606)	(21,731,214)

Net unrealized appreciation/(depreciation) on investments	$(12,153,048)	$(40,429,628)	$63,111,612	$332,923,576

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

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Notes to Financial Statements (Continued)

March 31, 2025

7.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(112,306)	112,306
Defensive Allocation Fund	—	—
Equity Allocation Fund	(3,302)	3,302

As of February 28, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$396,803	$953,409	$7,537,395	$—
Undistributed tax-exempt income	—	7,010,429	—	—
Undistributed long-term capital gains	—	—	—	64,761,462
Tax Accumulated earnings	396,803	7,963,838	7,537,395	64,761,462
Accumulated capital and other losses	(15,256,802)	(32,097,515)	(22,072,143)	(23,424)
Unrealized appreciation/(depreciation) on investments	(11,230,031)	(19,349,171)	57,072,001	366,298,916
Unrealized appreciation on foreign currency	—	—	—	2,375
Total distributable earnings/(losses)	$(26,090,030)	$(43,482,848)	$42,537,253	$431,039,329

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ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$16,632,347	$11,031,492
Net long-term capital gains	—	—
Total taxable distributions	16,632,347	11,031,492
Total distributions paid	$16,632,347	$11,031,492

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$1,207,934	$2,815,749
Net long-term capital gains	—	—
Total taxable distributions	1,207,934	2,815,749
Tax-exempt dividends	44,192,711	36,088,407
Total distributions paid	$45,400,645	$38,904,156

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$46,125,654	$48,454,401
Total taxable distributions	46,125,654	48,454,401
Total distributions paid	$46,125,654	$48,454,401

64

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

March 31, 2025

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$20,398,975	$44,904,951
Net long-term capital gains	77,093,309	29,921,086
Total taxable distributions	97,492,284	74,826,037
Total distributions paid	$97,492,284	$74,826,037

As of February 28, 2025, the Municipal Bond Fund and the Defensive Allocation Fund utilized $2,191,685 and $517,782, respectively, of capital loss carryforwards to offset current year capital gains.

As of February 28, 2025, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$345,825	$14,910,977
Municipal Bond Fund	15,778,538	16,318,977
Defensive Allocation Fund	16,234,847	5,837,296

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

65

ASPIRIANT TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiriant Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Aspiriant Trust, (the “Funds”), comprising Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Equity Allocation Fund, including the schedules of investments as of March 31, 2025, the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Aspiriant Trust as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers, and third-party fund managers and transfer agents; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, WI
May 27, 2025

We have served as the auditor of one or more Aspiriant investment companies since 2012.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on November 22, 2024, the Board of Trustees (the “Board”) considered the renewal of (1) the Trust’s advisory agreement with Aspiriant, LLC (the “Adviser”), on behalf of the Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund”), Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund”), Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund”) and Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund”) (each, a “Fund” and collectively, the “Funds”), (2) the sub-advisory agreements between the Adviser and each of Allspring Global Investments, LLC (“Allspring”), MacKay Shields LLC (“MacKay”), and Nuveen Asset Management, LLC (“Nuveen”) with respect to the Municipal Bond Fund, and (3) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”), Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Wellington Management Company LLP (“Wellington”, together with Allspring, MacKay, Nuveen, Aperio, and GMO, the “Sub-Advisers”) with respect to Equity Allocation Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Municipal Bond Fund managed by Allspring, MacKay and Nuveen, and the portions of the Equity Allocation Fund managed by Aperio, GMO and Wellington. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund and the portions of the Funds managed by Allspring, MacKay, Nuveen, Aperio, GMO, and Wellington, as applicable.

Costs of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that Taxable Bond Fund’s advisory fee was in line with the ninetieth percentile of funds in its Morningstar fund universe, Municipal Bond Fund’s advisory fee was lower than the advisory fees of over 70% of funds in its Morningstar fund universe, Defensive Allocation Fund’s advisory fee was lower than the advisory fees of over 90% of funds in its Morningstar fund universe, and Equity Allocation Fund’s advisory fee was lower than the advisory fees of over 80% of funds in its Morningstar fund universe. The Trustees noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, they did not have a basis for comparing the Funds’ advisory fees to those of other clients of the Adviser. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that Taxable Bond Fund’s net expense ratio was in the highest 10% of funds in its Morningstar category, Municipal Bond Fund’s net expense ratio was in the lowest 40% of funds in its Morningstar category, Defensive Allocation Fund’s net expense ratio was in the highest 10% of funds in its Morningstar category and Equity Allocation Fund’s net expense ratio was in the highest 30% of funds in its Morningstar category. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to the underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Fund receives.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that most of the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had decreased its fee over time with respect to the Municipal Bond Fund and Equity Allocation Fund, and currently was contractually waiving a portion of its fee with respect to the Taxable Bond Fund, Municipal Bond Fund and Equity Allocation Fund, thereby reducing the amount that it retains after paying the Sub-Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)	(1)	Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2. Filed herewith.

	(2)	Not applicable.

	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

	(4)	Not applicable.

	(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	6/9/2025

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	6/9/2025